Employee Benefit Plans: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2011	Sep. 30, 2010	Dec. 31, 2009
Employee Benefit Plans (Textual) [Abstract]
Percentage of common stock dividend				2.00%	2.00%
Fully vested options	20,808	31,212	81,600			110,000
Board of Directors granted options to purchase, Shares of common stock
Stock options vesting period	4 years
1999 Stock Option Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	403,360
Fully vested options	20,808
Fair value of vested options outstanding	91,000
2000 Stock Option Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	40,000
Exercise price per share	10.00
Board of Directors granted options to purchase, Shares of common stock	40,000
2004 Long Term Incentive Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	200,000
Stock options vesting period	4 years
Compensation expense	99,000	118,000	134,000
2004 Long Term Incentive Plan [Member] | HopFed [Member]
Employee Benefit Plans (Textual) [Abstract]
Restricted shares available from the HOPFED Bancorp	107,565
401(K) [Member]
Employee Benefit Plans (Textual) [Abstract]
Employee contributions of earnings in the plan	15.00%
Management matching contribution in the plan	4.00%
Additional compensation without regards to the employee contribution	4.00%
Company contributions, expense	627,000	532,000	611,000
Company contributions forfeited by employees	59,000	100,000
Deferred compensation plans [Member]
Employee Benefit Plans (Textual) [Abstract]
Deferred compensation arrangement number of installments related to distributions paid	15 years
Retirement expenses			19,000
Original face value of all deferred compensation contracts	668,000
Accrued value of all deferred compensation contracts	348,000
Cash remittances on deferred compensation contracts per year	29,000
Restricted stock [Member] | 2004 Long Term Incentive Plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Shares of common stock, Authorized	10,392	10,972	9,571
Restricted stock granted by Compensation Committee, market value	73,800	87,000	92,600